PREPAYMENTS AND OTHER CURRENT ASSETS - Activity in the allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Activity in the allowance for credit losses
At beginning of year	¥ 68,404	¥ 79,585	¥ 8,118
Addition	0	0	71,467
Reversal	(933)	(11,181)	0
Write off	(77)	0	0
At end of year	¥ 67,394	¥ 68,404	¥ 79,585